COLUMBIA FUNDS SERIES TRUST I

Registration Nos. 2-99356; 811-04367

CERTIFICATE PURSUANT TO

17 C.F.R. 230.497(j)

The undersigned hereby certifies on behalf of Columbia Funds Series Trust I (the “Trust”) that the forms of prospectuses for the Trust that would have been filed pursuant to 17 C.F.R. 230.497(c) do not differ from the prospectuses contained in Post-Effective Amendment No. 169 under the Securities Act of 1933 and Amendment No. 170 under the Investment Company Act of 1940, the text of which was filed electronically on December 21, 2012.

IN WITNESS WHEREOF, the Trust has caused this certificate to be executed on its behalf by the undersigned on the 3rd day of January, 2013.

COLUMBIA FUNDS SERIES TRUST I

/s/ Ryan C. Larrenaga
Ryan C. Larrenaga
Assistant Secretary